ALICE A. WATERS

ATTORNEY AT LAW
        111 E. FRANKLIN STREET        TELEPHONE (972) 938-9090
        WAXAHACHIE, TEXAS 75165        FACSIMILE (972) 938-9091

April 25, 2006

Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Mr. Jason Wynn
Zion Oil & Gas, Inc.
Amendment No. 2 to Registration Statement on Form SB-2
Filed April 25, 2006
Registration No. 333-131275

Dear Mr. Wynn:

Attached for filing on behalf of the referenced Issuer is Amendment No. 2 to the Registration Statement on Form SB-2. Changes have been made in response to the SEC comment letter dated April 5, 2006. References herein to the "Registration Statement" refer to Amendment No. 2. Capitalized terms have the same meaning as in the Prospectus which is part of the Registration Statement. Responses to comments are in the order set forth in the April 5 letter.

Please note that we have replaced the September 30, 2005 interim financial statements with audited unaudited full year 2005 financial statements. We expect the KPMG audit to be completed by the end of next week and that the numbers will not be substantially changed from our unaudited numbers. that were just completed by KPMG.

Three marked copies and three plain copies of this Amendment to the Registration Statement will be forwarded to you under separate cover.

Form SB-2, as amended

Cover Page

  The cross-reference has been added

  Risk Factors, page 3

  More explanation of the cross-reference has been added to the risk factor and the discussion on page 17 has been expanded to disclose that upon establishment of the charitable trusts we would be setting guidelines for determination of the nature of the charities to which the trusts will contribute and limitations, if any, on amounts of funds available to the trusts to be donated to any individual charity or type of charity as appropriate. Decisions concerning specific charitable donees and amounts to be donated will be made by the board of trustees or equivalent body of each trust, which trust shall be legal entities independent of Zion.

  Plan of Distribution, page 23

  Placement by Zion Officers and Directors, page 23

  The disclosure on page 23 has been expanded to clarify that compensation related exchanges for shares will not be counted against the minimum offering.

  The NASD contacts are: First Reviewer:  D'Mara Jefferies; Second Reviewer:  Joani Ward; Department Telephone Number: 240-386-4623.

  Certain Relationships and Related Party Transactions, page 39

  A written value analysis of the discount for the Rinberg shares was not performed at the time of board approval. We have since engaged an experienced firm to provide us with a fairness opinion. That opinion should be available by the end of this week. If the fairness opinion recommends a lesser discount, the appropriate adjustment, if material, will be made to the 2005 financial statements.

  We believe that our disclosure is consistent. The initial interest rate charged by Brown was no less favorable to the company upon the making of the loans. Then when he waived interest (as a gift to the company) the cost of the loans to the company was even more favorable (as it became zero cost).

  Financial Statements

  We understand in a telephone conversation with Roger Schwall that this comment has been withdrawn.

  Note 5---Related Party Transactions, page F-16

  At the end of 2004, the notes were current liabilities. Effective September 30, 2005, the holders executed amendments to the notes extending their acceleration options until July 1, 2007, thus making portions long-term. The audited 2005 financials contain the appropriate note disclosure.

  Note 7---Loan Transactions, page F-17

  We agree that the reference to note 9 is not required and have deleted it. If we have any need in the future to amend the 2004 10-KSB, we will delete the reference as part of the amendment. We have not filed an Amendment #3 for this particular correction as we do not feel it is material enough to warrant an amended filing.

  Exhibit 10.3

  An amended escrow agreement, showing the signatures, is being filed with this filing.

If you have additional comments, please contact me at your earliest convenience.

Sincerely,

/s/Alice A. Waters

Alice A. Waters

Enclosures

cc: Mr. Eugene A. Soltero